Management of financial risks, financial instruments, and other risks (Tables)	12 Months Ended
Dec. 31, 2023
Management Of Financial Risks Financial Instruments And Other Risks
Schedule of outstanding balance of financial assets

	2023	2022

Financial assets
Cash and cash equivalents	5,923,440	4,172,316

Securities	368,574	91,853
Derivative financial instruments	20,981	41,485
Collateral for credit card operations	320	305
Financial assets at fair value through profit or loss	389,875	133,643

Securities	8,805,745	9,947,138
Financial assets at fair value through other comprehensive income	8,805,745	9,947,138

Securities	104,420	-
Credit card receivables	12,414,133	8,233,072
Loans to customers	3,202,334	1,673,440
Compulsory and other deposits at central banks	7,447,483	2,778,019
Other receivables	1,689,030	521,670
Other financial assets	131,519	478,283
Financial assets at amortized cost	24,988,919	13,684,484

Other exposures
Unused limits (i)	16,998,572	12,971,982
Credit Commitments	16,998,572	12,971,982
(i)	Unused limits are not recorded in the statement of financial position but are considered in the measurement of the ECL because it represents credit risk exposure.

Schedule of primary sources of funding - by maturity

	2023				2022
Funding Sources	Up to 12 months	Over 12 months	Total	%	Up to 12 months	Over 12 months	Total	%

Bank receipt of deposits (RDB) (i)	20,900,095	154,348	21,054,443	94%	14,160,805	113,154	14,273,959	96%
Borrowings and financing	113,595	1,022,749	1,136,344	5%	38,329	547,239	585,568	4%
Bank certificate of deposit (CDB)	213,707	34,379	248,086	1%	-	-	-	0%
Instruments eligible as capital	-	3,988	3,988	0%	-	11,507	11,507	0%
Total	21,227,397	1,215,464	22,442,861	100%	14,199,134	671,900	14,871,034	100%
(i)	Considering the earliest date in which the client can withdraw the deposit, although it is not expected that all deposits will be withdrawn at the same time.

Schedule of financial liabilities and contractual maturities

	2023
	Carrying amount	Total (iii)	Up to 1 month	1 to 3 months	3-12 months	Over 12 months

Financial liabilities
Derivative financial instruments	28,173	28,174	54	-	28,120	-
Instruments eligible as capital	3,988	4,276			4,276
Repurchase agreements	210,454	210,546	210,546	-	-	-
Deposits in electronic money (i)	2,388,601	2,388,601	2,388,601		-	-
Bank receipt of deposits (RDB) (ii)	21,054,443	21,119,655	20,109,727	241,498	595,240	173,190
Bank certificate of deposit (CDB)	248,086	265,180	15,937	70,408	138,419	40,416
Payables to credit card network	9,755,285	9,769,051	5,361,431	2,361,563	2,044,883	1,174
Borrowings and financing	1,136,344	1,290,225	14,149	21,464	170,006	1,084,606
Total Financial Liabilities	34,825,374	35,075,708	28,100,445	2,694,933	2,980,944	1,299,386
(i)	In accordance with regulatory requirements and in guarantee of these deposits, the Group holds the total amount of US$23,050 in eligible securities composed of Brazilian government bonds as described in note 12b, under a dedicated account within the Central Bank of Brazil as of December 31, 2023 (US$2,252,464 as of December 31, 2022).
(ii)	Considering the earliest date in which the client can withdraw the deposit, although it is not expected that all deposits will be withdrawn at the same time.
(iii)	The gross nominal outflow was projected considering the exchange rate of Brazilian Reais, and Mexican and Colombian Pesos to US$ as of December 31, 2023.

Schedule of financial assets contractual maturities

	2023
	Total	Up to 1 month	1 to 3 months	3-12 months	Over 12 months

Financial assets
Credit card receivables (i)	13,118,532	5,487,838	4,481,950	2,939,438	209,306
Securities	9,537,366	130,738	132,503	753,192	8,520,933
Compulsory and other deposits at central banks	7,447,483	7,447,483	-	-	-
Cash and cash equivalents	5,923,440	5,923,440	-	-	-
Loans to customers (i)	4,614,637	526,535	930,798	2,144,616	1,012,688
Other receivables	1,730,588	554,951	633,694	541,943	-
Other assets	256	256	-	-	-
Total Financial Assets	42,372,302	20,071,241	6,178,945	6,379,189	9,742,927
(i)	Credit card receivables and loans to customers do not include overdue values that are still being considered in the book value

Schedule of vaR for the entities

VaR	2023	2022

Nu Financeira (i) / Nu Pagamentos (Brazil)	249	190
Nu Holdings (ii)	14,419	10,321
(i)	Includes Nu Financeira and its subsidiaries Nu Invest and Nu DTVM.
(ii)	Considers only financial assets held directly by Nu Holdings as other subsidiaries do not have significant market risk exposures.

Schedule of mark to market fair value

DV01	2023	2022

Brazilian risk-free curve (1)	(158)	(41)
Brazilian IPCA coupon	(5)	(5)
US risk-free curve	(136)	(121)
Mexican risk-free curve	2	1
(1)	Includes FIP, Nu Pagamentos, Nu Financeira, Nu Invest and Nu DTVM.